Deferred Tax Balances - Additional Information (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017
Unrecognized Deferred Tax Assets And Liabilities [Line Items]
Recognises the benefit of tax losses only to the extent of anticipated future taxable income or gains in relevant jurisdictions	$ 4,041	$ 5,788
Tax losses [Member]
Unrecognized Deferred Tax Assets And Liabilities [Line Items]
Recognises the benefit of tax losses only to the extent of anticipated future taxable income or gains in relevant jurisdictions	$ 3,758	$ 5,352